Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Impairment	$ 652